24. Parent Entity Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
DisclosureOfParentEntityInformationLineItems [Line Items]
Current assets	$ 199,679	$ 397,725
Non-current assets	0	1,748
Total assets	199,679	399,473
Current liabilities	204,605	204,957
Total liabilities	(204,605)	(204,957)
Net asset surplus/(deficit)	(4,926)	194,516
Issued capital	523,197	523,197	$ 523,197
Opening retained profit/(loss)	(1,715,448)	(1,513,334)
Total shareholders' equity deficit/(surplus)	(4,926)	194,516	$ 4,765,266
Mission NewEnergy Limited
DisclosureOfParentEntityInformationLineItems [Line Items]
Current assets	189,835	358,974
Non-current assets	0	0
Total assets	189,835	358,974
Current liabilities	(204,265)	(201,093)
Total liabilities	(204,265)	(201,093)
Net asset surplus/(deficit)	(14,430)	157,881
Issued capital	418,635	418,635
Opening retained profit/(loss)	(410,755)	3,957,431
Share based payments reserve	150,000	150,000
Total shareholders' equity/deficit	(157,880)	(4,526,066)
(Loss) of the parent entity during the year	(172,310)	(4,368,185)
Total shareholders' equity deficit/(surplus)	14,430	(157,881)
Details of any contingent liabilities of the parent entity	0	0
Details of any contractual commitments by the parent entity for the acquisition of property, plant or equipment	$ 0	$ 0